Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2018	2017
Prepaid expenses	66,137	38,420
Government institutions	80,928	66,189
Derivative instruments	22,549	5,953
Cross-currency interest rate swap	1,543	7,501
Right to use land and buildings	6,183	—
Other	21,808	10,883
	$199,148	$128,946